January 23, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Quaker Investment Trust (the “Trust”)
Preliminary Proxy Statement pursuant to Section 14(a) of the Securities and Exchange Act of 1934 (File No.811-6260)

Ladies and Gentlemen:

Enclosed for filing you will find a Preliminary Proxy Statement pursuant to Section 14(a) of the Securities and Exchange Act of 1934, as amended.

There are no fees required in connection with this filing.  Please contact Suzan Barron (of Brown Brothers Harriman & Co., the Trust’s Administrator) at 617-772-1616 if you have any questions or comments concerning this filing.

Very truly yours,
/s/ Justin Brundage
Justin Brundage
Secretary

cc: Timothy E. Richards (via email)

Enclosures